RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

(a) Related parties

Name of related parties	Relationship with the Group
V1 Group	The ultimate holding company
Gaintech	A company controlled by a noncontrolling shareholder of the Company
Mr. Yixun Kuang	A director of OWX HK
Mr. Zhenning Hu	A director of OWX HK
Mr. Qun She	A shareholder of Beijing Wuyao
Ms. Kok Keng Wee	A shareholder of Beijing Wuyao
MediaTek Inc. (“MTK”)	The parent company of a noncontrolling shareholder of the Company
Vogins BVI	A company controlled by MTK, which became a subsidiary of the Company on November 29, 2013
Vogins Shanghai	A wholly-owned subsidiary of Vogins BVI

(b) The Group had the following related party transactions for the years presented:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Gain on bargain purchase of Vogins BVI from:
Gaintech	—	9,654	—	—

	—	9,654	—	—

On November 29, 2013, the Company acquired 90.6% equity interest in Vogins BVI, of which 82.6% was acquired from Gaintech (Note 4). The gain on bargain purchase of RMB9,654 was recorded in the Company’s consolidated statement of comprehensive income for the year ended December 31, 2013.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Temporary funding provided to:
Vogins Shanghai	—	4,483	—	—

	—	4,483	—	—

During the year ended December 31, 2013, the Group provided temporary funding of RMB4,500 to Vogins Shanghai to be used as working capital (Note 4). The temporary funding was unsecured, interest-free and repayable on demand.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Technology service fee for game platform installation paid to:
MediaTek Inc. (“MTK”)	—	968	10	2

The Group entered into an agreement with MTK in May 2013, pursuant to which the Group engaged MTK to customize and install the Group’s game platform onto its self-developed mobile phone chips.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Revenue from technical support service for mobile phone technology platform software provided to:
Vogins Shanghai	—	1,734	—	—

Cost of sales from technical support service for mobile phone technology platform software provided to:
Vogins BVI	—	603	—	—

The Group entered into a technology service agreement with Vogins Shanghai in May 2013, pursuant to which the Group agreed to provide Vogins Shanghai a self-developed mobile phone technology platform software as well as related technical support service in exchange for a service fee based on the number of download through the mobile phone technology platform at a pre-determined unit price. The Group transferred 49% noncontrolling interest in one of its subsidiaries to Vogins BVI as an inducement for Vogins Shanghai to sign the technology service agreement. The carrying value of the 49% noncontrolling interest was treated as a deferred cost and amortized over the contractual term of the technology service agreement of three years.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Mobile games revenue from a related mobile phone service provider:
Vogins Shanghai	—	5,710	—	—

The Group entered into an agreement with Vogins Shanghai in August 2013 for billing and collection services as mobile phone service provider in the sale of in-game premium features of the Group’s mobile games. Pursuant to the agreement, the Group is entitled to profit sharing based on prescribed percentages ranging from 55% to 95% of the after-tax net proceeds that Vogins Shanghai collected from mobile network operators.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Other income from the sale of inventories to:
Mr. Yixun Kuang and Mr. Zhenning Hu	—	2,359	—	—

In December 2013, the Group sold all of its inventories to Mr. Kuang Yixun and Mr. Hu Zhengning at cost, due to the business transition of the OWX Group from handset design business to mobile phone games promotion business. No gain or loss was resulted from the sale of inventories.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Temporary funding provided by:
V1 Group	4,104	—	—	—
Mr. Qun She	—	—	2,000	322
Mr. Kok Keng Wee	—	—	7,000	1,128

	4,104	—	9,000	1,450

The temporary funding from V1 Group was unsecured, interest-free and repayable on demand. The proceeds of the temporary funding from V1 Group were injected into OWX Beijing as working capital and were used for payment of expenses relating to the Listing for the year ended December 31, 2012. The temporary fundings from Mr. Qun She and Ms. Kok Keng Wee were unsecured, interest-free and repayable on demand. The fundings were provided to the Group to be used as working capital.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Deemed dividend to:
V1 Group	32,929	38,014	—	—

During the year ended December 31, 2012, the OWX Group and the 3GUU Group failed to meet the predetermined performance target as stipulated in their respective purchase agreement entered into by V1 Group. As a result, V1 Group shares amounting to RMB18,314 and RMB12,302 must be returned to V1 Group by the original shareholders of the OWX Group and the 3GUU Group, respectively, which was accounted for as deemed distribution to V1 Group. In addition, on February 6, 2012, the Company granted shares options to purchase 2,431,592 ordinary shares of the Company to the employees of V1 Group. The grant-date fair value of the share options granted to employees of V1 Group amounting to RMB2,313 was recorded as a one-time deemed dividend distribution to V1 Group.

During the year ended December 31, 2013, the 3GUU Group failed to meet the predetermined performance target as stipulated in its purchase agreement. As a result, V1 Group shares amounting to RMB38,014 must be returned to V1 Group by the original shareholders of the 3GUU Group, which was accounted for as deemed distribution to V1 Group.

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Revenue sharing to:
V1 Group	—	—	536	86

During the year ended December 31, 2014, the Group entered into a revenue sharing arrangement with V1 Group for the resale of its video products. The amount of revenues to be shared with V1 Group was calculated based on a predetermined percentage and recorded as cost of revenues.

(c) The Group had the following related party balances as of December 31, 2013 and 2014:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Amounts due from related parties:
MTK	6,097	6,087	981

Total	6,097	6,087	981

Amounts due to related parties:
V1 Group	—	560	91
Mr. Qun She	—	2,000	322
Ms. Kok Keng Wee	—	7,000	1,128

Total	—	9,560	1,541

All balances with related parties as of December 31, 2013 and 2014 were unsecured, non-interest bearing and repayable on demand.